CONCENTRATIONS OF CREDIT RISK (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Payment plan receivables	$ 34,599	$ 40,001
Residential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	538,500
Construction and Development Loans [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	62,600
Lessors of Nonresidential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	259,100
Lessors of Residential Real Estate [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	82,100
Health Care and Social Assistance [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	67,800
Construction General Contractors and Land Development [Member]
Concentration Risk [Line Items]
Concentration of risk loans receivable	$ 54,400
Service Contract 1 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company	42.40%
Concentration risk vehicle service	62.20%
Service Contract 2 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company	24.00%
Concentration risk vehicle service	11.70%
Service Contract 3 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company	15.00%
Concentration risk vehicle service	9.40%
Service Contract 4 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company	7.80%
Concentration risk vehicle service	5.40%
Service Contract 5 [Member]
Concentration Risk [Line Items]
Concentrations by insurance company	3.70%
Concentration risk vehicle service	3.80%